May 5, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

         Re:  First Variable Rate Fund for Government Income
         2-56809 and 811-2633

         In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

         (1) the form of prospectuses that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective April 30, 1999) or amendment; and

         (2) the text of the most recent registration statement (effective April 30, 1999) has been filed electronically.


         If you have questions or require further information, please contact me at 301-951-4881.

                                            Sincerely,

                                            /s/Katherine Stoner

                                            Katherine Stoner
                                            Associate General Counsel